CONVERTIBLE NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
CONVERTIBLE NOTES PAYABLE
CONVERTIBLE NOTES PAYABLE

NOTE 7 –CONVERTIBLE NOTES PAYABLE

Issuance date	Principal Amount	Maturity date	Interest rate	September 30, 2025	December 31, 2024
September 30, 2019	$30,000	September 30, 2021	8%	$30,000	$30,000
January 29, 2020	$10,000	January 29, 2021	8%	$10,000	$10,000
February 26, 2020	$10,000	February 26, 2021	8%	$10,000	$10,000
March 6, 2020	$7,500	March 6, 2021	8%	$7,500	$7,500
March 5, 2020	$3,700	March 5, 2021	8%	$5,900	$5,900
March 9, 2020	$1,200	March 9, 2021	8%	$1,200	$1,200
March 26, 2020	$60,000	March 26, 2021	10%	$60,000	$60,000
March 5, 2021	$11,300	March 5, 2022	8%	$11,300	$11,300
July 11, 2023	$11,000	July 11, 2024	7%	$11,000	$11,000
August 22, 2023	$10,000	August 22, 2024	7%	$10,000	$10,000
November 1, 2023	$7,000	October 31, 2024	7%	$7,000	$7,000
April 4, 2024	$109,379	October 3, 2024	10%	$109,379	$109,379
April 23, 2024	$5,000	April 23, 2025	10%	$5,000	$5,000
May 8, 2024	$25,000	May 8, 2025	20%	$25,000	$25,000
May 8, 2024	$50,000	May 8, 2025	10%	$50,000	$50,000
June 5, 2024	$50,000	June 1, 2025	10%	$50,000	$50,000
June 27, 2024	$700	June 27, 2025	10%	$700	$700
July 17, 2024	$50,000	July 17, 2025	10%	$50,000	$50,000
November 13, 2024	$52,750	November 13, 2025	10%	$52,750	$52,750
December 30,2024	$1,000	January 30, 2025	10%	$1,000	$-
January 2,2025	$1,500	January 31, 2025	10%	$1,500	$-
January 17,2025	$37,500	January 17, 2026	10%	$37,500	$-
February 5,2025	$56,100	February 4, 2026	10%	$56,100	$-
February 19.2025	$1,000	February 19, 2026	8%	$1,000	$-
April 30, 2025	$90,815	April 29, 2026	10%	$90,815	$-
May 7, 2025	$566,666	December 7, 2025	6%	$566,666	$-
May 14, 2025	$55,000	February 14, 2026	8%	$55,000	$-
June 30, 2025	$138,889	January 30, 2026	6%	$138,889	$-
August 4, 2025	$55,556	January 30, 2026	6%	$55,556	$-
September 1, 2025	$33,333	January 30, 2026	6%	$33,333	$-
September 2, 2025	$220,000	September 2, 2026	8%	$220,000	$-
				1,764,088	506,729
Less: Unamortized debt discount				(437,738)	(126,839)
Total convertible notes payable				1,326,350	379,890
Less: Current portion				1,326,350	379,890
Long-term portion				$-	$-

The components of convertible notes payable as of September 30, 2025, and December 31, 2024, were as follows:

Convertible notes payable consists of the following:

●	Terms ranging from five months to one year.
●	Annual interest rates range from 6% – 10%.
●	Convertible at the option of the holders at any time during the period of note, after maturity date or 6 months after issuance date.
●	Conversion prices is a fixed of $0.50 for certain notes. Certain notes have a conversion price of 16%,20%, 25%, 30% and 45% discount to the operative market valuation of the Company.

During the nine months ended September 30, 2025, and 2024, the Company issued convertible notes of $1,257,359 and $290,079, respectively.

On February 5,2025, the Company entered into a convertible promissory note of $55,555 with 10% original issue discount (OID), interest rate of 10% per annum, conversion price of 45% discount to the average price of the Company’s common stock during the 20 consecutive trading days prior to the date of the conversion with maturity date of February 4,2026. During the nine months ended September 30,2025, the Company obtained the initial consideration of $51,000 with 10% OID of $5,100 for total initial principal amount of $56,100.

During the nine months ended September 30, 2025, the Company entered into four (4) convertible promissory notes agreements of $41,000 with an interest rate of 8% and 10% per annum for a term of one (1) and twelve (12) months. The noteholders have the right from time to time during the period of the note to convert the unpaid principal into common stock at a price of 25% discount to the average trading price during the ten (10) day period ending on the last complete training day prior to the conversion date.

On April 30,2025, the Company entered into a convertible promissory note of $210,000 with 10% original issue discount (OID), interest rate of 10% per annum, conversion price of 45% discount to the average price of the Company’s common stock during the 20 consecutive trading days prior to the date of the conversion with maturity date of April 29,2026. During the nine months ended September 30,2025, the Company obtained the initial consideration of $82,559 with 10% OID of $8,256 for total initial principal amount of $90,815.

On May 7,2025, the Company entered into a convertible promissory note of $566,666 with 10% original issue discount (OID), interest rate of 6% per annum, conversion price of lesser (i) closing price on issuance date  or (ii) 16% discount to the lowest VWAP over the last 10 trading days on date of notice of conversion , with maturity date of December 7,2025. On May 7,2025, the Company entered into a warrant agreement of 3,631,083 shares, with exercise price per share of common stock subject to adjustment, which would be equal to the closing price of the common stock on trading market on the initial date, for the period of five (5) years and six (6) months. During the nine months ended September 30,2025, the Company obtained the initial consideration of $510,000 with 10% OID of $56,666 for total initial principal amount of $566,666.

On May 14,2025, the Company entered into a convertible promissory note of $55,000 with 10% original issue discount (OID), interest rate of 8% per annum, conversion price of 30% of the lowest traded price immediately on date notice of conversion commencing 90 days after the issuance date, with maturity date of February 14,2026. During the nine months ended September 30,2025, the Company obtained the initial consideration of $50,000 with 10% OID of $5,000 for total initial principal amount of $55,000.

On June 30, 2025, the Company entered into a convertible promissory note of $138,889 with 10% original issue discount (OID), interest rate of 6% per annum, conversion price of lesser (i) closing price on issuance date  or (ii) 20% discount to the lowest VWAP over the last 10 trading days on date of notice of conversion with maturity date of January 30,2026. During the nine months ended September 30,2025, the Company obtained the initial consideration of $125,000 with 10% OID of $13,889 for total initial principal amount of $138,889.

On September 2, 2025, the Company entered into a convertible promissory note of $220,000 with 10% original issue discount (OID), interest rate of 8% per annum, conversion price on event of default at 20% discount to the lowest traded price immediately on date notice of conversion, with maturity date of September 2,2026. During the nine months ended September 30,2025, the Company obtained the initial consideration of $200,000 with 10% OID of $20,000 for total initial principal amount of $220,000.

On August 4, 2025, the Company entered into a convertible promissory note of $55,556 with 10% original issue discount (OID), interest rate of 6% per annum, conversion price of lesser (i) closing price on issuance date  or (ii) 20% discount to the lowest VWAP over the last 10 trading days on date of notice of conversion with maturity date of January 30,2026. During the nine months ended September 30,2025, the Company obtained the initial consideration of $50,000 with 10% OID of $5,556 for total initial principal amount of $55,556.

On September 1, 2025, the Company entered into a convertible promissory note of $33,333 with 10% original issue discount (OID), interest rate of 6% per annum, conversion price of lesser (i) closing price on issuance date  or (ii) 20% discount to the lowest VWAP over the last 10 trading days on date of notice of conversion with maturity date of January 30,2026. During the nine months ended September 30,2025, the Company obtained the initial consideration of $30,000 with 10% OID of $3,333 for total initial principal amount of $33,333.

As of September 30, 2025, and December 31, 2024, twenty-one (21) and twelve (12) convertible notes with unpaid balance of $509,229 and $273,279 are in default, respectively.

During the nine months ended September 30, 2025, and 2024, the Company recognized interest of $105,737 and $18,988, amortization debt discount of $692,268 and $165,809, respectively.

As of September 30, 2025, and December 31, 2024, the Company had convertible notes payable of $1,764,088 and $506,729, unamortized debt discount of $437,738 and $126,839 and accrued interest of $185,125 and $78,388, respectively.

NOTE 7 –CONVERTIBLE NOTES PAYABLE

The components of convertible notes payable as of December 30,2024 and 2023 were as follows:

Issuance date	Principal Amount	Maturity date	Interest rate	December 31, 2024	December 31, 2023
September 30, 2019	$30,000	September 30, 2021	8%	$30,000	$30,000
January 29, 2020	$10,000	January 29, 2021	8%	$10,000	$10,000
February 26, 2020	$10,000	February 26, 2021	8%	$10,000	$10,000
March 6, 2020	$7,500	March 6, 2021	8%	$7,500	$7,500
March 5, 2020	$3,700	March 5, 2021	8%	$5,900	$5,900
March 9, 2020	$1,200	March 9, 2021	8%	$1,200	$1,200
March 26, 2020	$60,000	March 26, 2021	10%	$60,000	$60,000
March 5, 2021	$11,300	March 5, 2022	8%	$11,300	$11,300
July 11, 2023	$11,000	July 11, 2024	7%	$11,000	$11,000
August 22, 2023	$10,000	August 22, 2024	7%	$10,000	$10,000
November 1, 2023	$7,000	October 31, 2024	7%	$7,000	$7,000
April 4, 2024	$109,379	October 3, 2024	10%	$109,379	$-
April 23, 2024	$5,000	April 23, 2025	10%	$5,000	$-
May 8, 2024	$25,000	May 8, 2025	20%	$25,000	$-
May 8, 2024	$50,000	May 8, 2025	10%	$50,000	$-
June 5, 2024	$50,000	June 1, 2025	10%	$50,000	$-
June 27, 2024	$700	June 27, 2025	10%	$700	$-
July 17, 2024	$50,000	July 17, 2025	10%	$50,000	$-
November 13, 2024	$52,750	November 13, 2025	10%	$52,750	$-
				506,729	163,900
Less: Unamortized debt discount				(126,839)	(18,070)
Total convertible notes payable				379,890	145,830
Less: Current portion				379,890	145,830
Long-term portion				$-	$-

Convertible notes payable consists of the following:

•	Terms ranging from one year to two years.
•	Annual interest rates range from 7% – 20%.
•	Certain convertible notes with 10% original issue discount (OID)
•	Convertible at the option of the holders at any time during the period of note, after maturity date or 6 months after issuance date.
•	Conversion prices is a fixed conversion price of $ 0.50. Certain notes have conversion price of 25%-45% discount to the operative market valuation of the Company.

During the years ended December 31,2024 and 2023, the Company borrowed $332,150 and $28,000 and repaid $0 and $0, respectively.

On April 4, 2024, the Company entered into a convertible promissory note of $100,000 with 10% original issue discount (OID), interest rate of 10% per annum, conversion price of 55% of the average price of the Company’s common stock during the 20 consecutive trading days prior to the date of the conversion with maturity date of October 3,2024. During the year ended December 31,2024, the Company obtained the initial consideration of $98,700 with 10% OID of $10,679 for total initial principal amount of $109,379.

During the year ended December 31, 2024, the Company entered into seven (7) convertible promissory notes of $233,450 with an interest rate of 10% and 20% per annum for a term of 12 months. The noteholders have the right from time to time during the period of the note to convert the unpaid principal into common stock at conversion price of 25% and 45% discount to the average trading price during the ten (10) day period ending on the last complete training day prior to the conversion date.

As of December 31, 2024 and 2023, twelve (12) and eleven (11) convertible notes with unpaid balance of $273,279 and $163,900 are in default, respectively

As of the issuance date of the notes, the Company recognized the additional of new derivative of $319,436 as debt discount and $54,863 Day 1 loss on derivative. The debt discount is being amortized over the life of the note using the effective interest method (Note 8).

During the years ended December 31,2023 and 2022, the Company recognized interest of $32,053 and $12,769, amortization debt discount of $221,346 and $9,930, respectively.

As of December 31, 2024, and 2023, the Company had convertible notes payable of $506,729 and $163,900, unamortized debt discount of $126,839 and $18,070 and accrued interest of $78,388 and $46,335, respectively.

NOTE 7 –CONVERTIBLE NOTES PAYABLE

Issuance date	Principal Amount	Maturity date	Interest rate	December 31, 2023	December 31, 2022
September 30, 2019	$30,000	September 30, 2021	8%	$30,000	$30,000
January 29, 2020	$10,000	January 29, 2021	8%	10,000	10,000
February 26, 2020	$10,000	February 26, 2021	8%	10,000	10,000
March 6, 2020	$7,500	March 6, 2021	8%	7,500	7,500
March 5, 2020	$3,700	March 5, 2021	8%	5,900	5,900
March 9, 2020	$1,200	March 9, 2021	8%	1,200	1,200
March 26, 2020	$60,000	March 26, 2021	10%	60,000	60,000
March 5, 2021	$11,300	March 5, 2022	8%	11,300	11,300
July 11, 2023	$11,000	July 11, 2024	7%	11,000	-
August 22, 2023	$10,000	August 22, 2024	7%	10,000	-
November 1, 2023	$7,000	October 31, 2024	7%	7,000	-

				$163,900	$135,900
Less: Unamortized debt discount				(18,070)	-
Total convertible notes payable				145,830	135,900
Less: Current portion				145,830	135,900
Long-term portion				$-	$-

The components of convertible notes payable as of September 30,2023 and December 31,2022 were as follows:

Convertible notes payable consists of the following:

•	Terms ranging from one year to two years.
•	Annual interest rates range from 7% – 10%.
•	Convertible at the option of the holders at any time during the period of note, after maturity date or 6 months after issuance date.
•	Conversion prices is a fixed conversion price of $ 0.50. Certain notes have conversion price of 25% discount to the operative market valuation of the Company.

During the year ended year ended December 31,2022, the Company entered in an agreement with an employee to finance of $100,000 by paying the Company’s operating expenses on behalf of the Company, with non -interest bearing, due on demand and convertible in common stock at $1 per share. During the year ended December 31, 2022, the Company received $101,241 and repaid $101,241 by issuance of 101,241 shares of common stock.

During the year ended December 31,2023, the Company entered into three convertible notes with two investors for the principal amount of $28,000 in cash with interest rate of 7% for one year. According to terms and condition of the agreement, the noteholder has the right from time to time during the period of the note to convert the unpaid principal into common stock at conversion price of 25% discount to the average trading price during the ten (10) day period ending on the last complete training day prior to the conversion date.

As of the issuance date of the notes, the Company recognized the additional of new derivative of $28,000 as debt discount and $2,935 Day 1 loss on derivative. The debt discount is being amortized over the life of the note using the effective interest method (Note 8).

During the years ended December 31,2023 and 2022, the Company recorded interest of $12,769 and $12,072, amortization debt discount of $9,930 and $0, respectively.